united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-23066

Northern Lights Fund Trust IV

(Exact name of registrant as specified in charter)

17605 Wright Street, Omaha, Nebraska 68130

(Address of principal executive offices) (Zip code)

Wendy Wang, Gemini Fund Services, LLC.

80 Arkay Drive, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2612

Date of fiscal year end: 8/31

Date of reporting period: 8/31/18

Item 1. Reports to Stockholders.

Anchor Tactical Credit Strategies Fund
Institutional Class (ATCSX)

Anchor Tactical Equity Strategies Fund
Institutional Class (ATESX)

Anchor Tactical Municipal Strategies Fund
Institutional Class (ATMSX)

Anchor Tactical Real Estate Fund
Institutional Class (ARESX)

Annual Report
August 31, 2018

1-844-594-1226
www.anchorcapitalfunds.com

This report and the financial statements contained herein are submitted for the general information of shareholders and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein contained is to be considered an offer of sale or solicitation of an offer to buy shares of the Anchor Funds. Such offering is made only by prospectus, which includes details as to offering price and other material information.

Distributed by Northern Lights Distributors, LLC.
Member FINRA

Anchor Tactical Credit Strategies Fund

Annual Shareholder Report (Unaudited)

August 31, 2018

It is my pleasure to present the annual report for the Anchor Tactical Credit Strategies Fund for the year ended August 31, 2018. On behalf of the entire team at Anchor Capital, I would like to thank you for your investment in the Anchor Tactical Credit Strategies Fund.

Performance

The Anchor Tactical Credit Strategies Fund returned -1.65% for the fiscal year ending August 31, 2018. The Fund’s benchmark, the HFRX Absolute Return Index, and the Fund’s Morningstar Category, the Long-Short Credit category, returned 2.21% and 1.40% respectively.

Market and Fund Performance Commentary

The Fund’s process for risk management utilizing cash and short1 positions to hedge volatility performed as expected over the past year. The Fund’s underperformance was due to the hedging of exposure during market volatility in early 2018. After the trend was reestablished, the Fund went long and produced last-three-month returns in excess of the benchmark (1.25% for the Fund versus 0.52% for the HFRX Absolute Return Index).

The credit market saw rising volatility in the second quarter of 2018 as trade tensions escalated between US and key trading partners. The expectation of rising interest rates also suppressed valuations, as did concerns about widening spreads and the sustainability of strong economic growth in the US.

Market Outlook

With a tightening monetary policy outlook, global liquidity is declining and volatility in credit markets is likely to rise. We also anticipate rising volatility in higher-yield segments as assets are reallocated to lower-risk segments. At this point in the credit cycle, navigating these changes will require disciplined risk management. The current environment should be well suited for the Anchor Tactical Credit Strategies Fund.

Eric Leake

President, CIO

Anchor Capital Management Group, Inc.

[1]	Short: The sale of a borrowed security, commodity or currency with the expectation that the asset will fall in value.

7574-NLD-10/12/2018	www.anchor-capital.com	15 Enterprise, Suite 450
Aliso Viejo, CA 92656 USA
(800) 290-8633 main
(949) 382-1497 fax

Anchor Tactical Equity Strategies Fund

Annual Shareholder Report (Unaudited)

August 31, 2018

It is my pleasure to present the annual report for the Anchor Tactical Equity Strategies Fund for the period ended August 31, 2018. On behalf of the entire team at Anchor Capital, I would like to thank you for your investment in the Anchor Tactical Equity Strategies Fund.

Performance

The Anchor Tactical Equity Strategies Fund returned 16.33% for the fiscal year ending August 31, 2018. The Fund’s benchmark, the S&P 500 Total Return Index, and the Fund’s Morningstar Category, the Long-Short Equity category, returned 19.66% and 7.15% respectively.

Market and Fund Performance Commentary

The Fund has continued to benefit from the rising US stock market, while successfully navigating much of the market volatility and drawdown.

Market Outlook

Despite continued strong performance in US equities, market risks are beginning to become apparent. The current bull market is the longest in post-WWII history, but there is growing evidence of slowing momentum in developed international and emerging markets. As the result of rising interest rates, the US Dollar has continued to gain. The strong dollar in conjunction with looming tariffs, has caused international and emerging markets to come under pressure. With continued rate hikes expected through the end of the year and the slowing of international growth, we would expect the US markets to become more volatile and pose greater challenges for continued growth.

For these reasons, we believe that now more than ever investors will need to pay attention to risks, a climate well suited for the Anchor Tactical Equity Strategies Fund.

Eric Leake

President, CIO

Anchor Capital Management Group, Inc.

7575-NLD-10/12/2018	www.anchor-capital.com	15 Enterprise, Suite 450
Aliso Viejo, CA 92656 USA
(800) 290-8633 main
(949) 382-1497 fax

Anchor Tactical Municipal Strategies Fund

Annual Shareholder Report (Unaudited)

August 31, 2018

It is my pleasure to present the annual report for the Anchor Tactical Municipal Strategies Fund for the period ended August 31, 2018. On behalf of the entire team at Anchor Capital, I would like to thank you for your investment in the Anchor Tactical Municipal Strategies Fund.

Performance

The Anchor Tactical Municipal Strategies Fund returned 0.25% for the 1-year period ending August 31, 2018. The Fund’s benchmark, the SPDR Bloomberg Barclays U.S. Municipal Bond Index, and the Fund’s Morningstar Category, the Intermediate-Term Bond category, returned 0.49% and -0.98% respectively.

Market and Fund Performance Commentary

This was an active year in the municipal bond space. Debate over tax reform in late 2017 generated a surge in supply in December 2017, with three times the issuance in December 2017 relative to December 2016. Demand was also supported by tax reform, with the expectation that residents of high-tax states will continue to seek out municipal bonds to improve tax-efficiency.

Early in the year, however, municipal bonds plunged on concerns of accelerated rate rises. The Fund took a defensive posture for the early part of 2018, missing most of the benchmark’s intra-month declines but losing ground on upswings in market pricing.

Market Outlook

Tax reform and rising interest rates are likely to support market demand for municipal bonds while dampening supply. However, decisions regarding the pace of interest rate acceleration may foster volatility. We anticipate ample opportunity for the Fund’s risk models to generate positive returns in the quarters ahead.

Eric Leake

President, CIO

Anchor Capital Management Group, Inc.

7576-NLD- 10/12/2018	www.anchor-capital.com	15 Enterprise, Suite 450
Aliso Viejo, CA 92656 USA
(800) 290-8633 main
(949) 382-1497 fax

Anchor Tactical Real Estate Fund

Annual Shareholder Report (Unaudited)

August 31, 2018

It is my pleasure to present the annual report for the Anchor Tactical Real Estate Fund for the period ended August 31, 2018. On behalf of the entire team at Anchor Capital, I would like to thank you for your investment in the Anchor Tactical Real Estate Fund.

Performance

The Anchor Tactical Real Estate Fund returned -1.36% for the fiscal year ending August 31, 2018. The Fund’s benchmark, the Dow Jones U.S. Select Real Estate Securities Total Return Index, and the Fund’s Morningstar Category, the Long-Short Equity category, returned 7.80% and 5.69% respectively. While the Fund dramatically outperformed in the beginning of the year, it’s continued defensive position has caused the recent underperformance.

Market and Fund Performance Commentary

REIT performance in 2017 and early 2018 was driven by concerns over rising interest rates. As rates trended higher this year volatility also trended relatively higher in the sector. The Fund’s underperformance resulted from it continued defensive positioning.

Market Outlook

The REIT market suffered large losses in the first quarter but has been able to recover into August. We remain cautious on the sector as interest rates continue to rise and the home builders continue to breakdown. Ongoing Federal Reserve tightening and rising interest rates continues to pose a major threat to the real estate market going forward.

For these reasons, we believe that markets may continue a pattern of higher than normal volatility and risk, a climate well suited for the Anchor Tactical Real Estate Fund.

Eric Leake

President, CIO

Anchor Capital Management Group, Inc.

7573-NLD-10/12/2018	www.anchor-capital.com	15 Enterprise, Suite 450
Aliso Viejo, CA 92656 USA
(800) 290-8633 main
(949) 382-1497 fax

Anchor Tactical Credit Strategies Fund*
Portfolio Review (Unaudited)
August 31, 2018

The Fund’s Institutional Class performance figures for the periods ended August 31, 2018, compared to its benchmark (assumes an initial investment of $2,000,000):

	One Year	Since Inception*
Anchor Tactical Credit Strategies Fund - Institutional Class	(1.65)%	1.26%
HFRX Absolute Return Index**	2.21%	1.99%

*	The Fund commenced operations on September 29, 2015.

**	The HFRX Absolute Return Index is designed to be representative of the overall composition of the Hedge Fund Universe. It is comprised of all eligible hedge fund strategies including, but not limited to, convertible arbitrage, distressed securities, equity hedge, equity market neutral, event driven, macro, merger arbitrage, and relative value arbitrage. As a component of the optimization process, the index selects constituents which characteristically exhibit lower volatilities and lower correlations to standard directional benchmarks of equity market and hedge fund industry performance. Hedge Fund Research, Inc. (HFR) utilizes a UCITSIII compliant methodology to construct the HFRX Hedge Fund Indices. The methodology is based on defined and predetermined rules and objective criteria to select and rebalance components to maximize representation of the Hedge Fund Universe. HFRX Indices utilize state-of-the-art quantitative techniques and analysis, multi-level screening, cluster analysis, Monte-Carlo simulations and optimization techniques to ensure that each Index is a pure representation of its corresponding investment focus. Investors cannot invest directly in an index, and unlike the Fund, returns do not reflect any fees, expenses or sales charges.

Past performance is not predictive of future results. The investment return and principal value of an investment will fluctuate. An investor’s shares, when redeemed, may be worth more or less than the original cost. Total return is calculated assuming reinvestment of all dividends and distributions. The returns shown do not reflect the deduction of taxes that a shareholder would have to pay on Fund distributions or the redemption of the Fund shares. The Fund’s total expenses, as shown in the December 29, 2017 prospectus, is 2.97%. Updated information regarding the Fund’s expense ratio is available in the Financial Highlights. The Adviser has contractually agreed to reduce its fees and/or absorb expenses of the Fund through August 31, 2018, (exclusive of any front-end or contingent deferred loads, brokerage fees and commissions, fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example, options and swap fees and expenses), acquired fund fees and expenses, borrowing costs (such as interest and dividend expense on securities sold short), taxes and extraordinary expenses, such as litigation) to 2.25% of the Fund’s average daily net assets. For performance information current to the most recent month-end, please call 1-844-594-1226.

PORTFOLIO COMPOSITION* (Unaudited)

% of Net Assets
Closed-End Fund	4.6%
Exchange Traded Funds	94.2%
Other Assets Less Liabilities	1.2%
Total	100.0%

Please refer to the Portfolio of Investments in this report for a detailed analysis of the Fund’s holdings.

Anchor Tactical Equity Strategies Fund*
Portfolio Review (Unaudited)
August 31, 2018

The Fund’s Institutional Class performance figures for the period ended August 31, 2018, compared to its benchmark (assumes an initial l investment of $2,000,000):

	One Year	Since Inception*
Anchor Tactical Equity Strategies Fund - Institutional Class	16.33%	14.00%
S&P 500 Total Return Index**	19.66%	17.67%

*	The Fund commenced operations on September 6, 2016.

**	The S&P 500 Total Return Index is an unmanaged market capitalization-weighted index which is comprised of 500 of the largest U.S. domiciled companies and includes the reinvestment of all dividends. Investors cannot invest directly in an index or benchmark.

Past performance is not predictive of future results. The investment return and principal value of an investment will fluctuate. An investor’s shares, when redeemed, may be worth more or less than the original cost. Total return is calculated assuming reinvestment of all dividends and distributions. The returns shown do not reflect the deduction of taxes that a shareholder would have to pay on Fund distributions or the redemption of the Fund shares. The Adviser has contractually agreed to reduce its fees and/or absorb expenses of the Fund through August 31, 2018, (exclusive of any front-end or contingent deferred loads, brokerage fees and commissions, fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example, options and swap fees and expenses), acquired fund fees and expenses, borrowing costs (such as interest and dividend expense on securities sold short), taxes and extraordinary expenses, such as litigation) to 2.25% of the Fund’s average daily net assets. For performance information current to the most recent month-end, please call 1-844-594-1226.

Per the fee table in the Fund’s December 29, 2017 prospectus, the Fund’s Total Annual Operating Expense Ratio is 2.51%. Updated information regarding the Fund’s expense ratio is available in the Financial Highlights.

Portfolio Composition (Unaudited)

% of Net Assets
Exchange Traded Funds	98.8%
Other Assets Less Liabilities	1.2%
Total	100.0%

Please refer to the Portfolio of Investments in this report for a detailed analysis of the Fund’s holdings.

Anchor Tactical Municipal Strategies Fund*
Portfolio Review (Unaudited)
August 31, 2018

The Fund’s Institutional Class performance figures for the period ended August 31, 2018, compared to its benchmark (assumes an initial investment of $2,000,000):

	One Year	Since Inception*
Anchor Tactical Municipal Strategies Fund - Institutional Class	0.25%	(0.62)%
SPDR Bloomberg Barclays U.S. Municipal Index**	0.49%	0.76%

*	The Fund commenced operations on September 6, 2016.

**	The SPDR Bloomberg Barclays U.S. Municipal Index covers the USD-denominated long-term tax exempt bond market. Investors cannot invest directly in an index or benchmark. The index has four main sectors: state and local general obligation bonds, revenue bonds, insured bonds and prerefunded bonds.

Past performance is not predictive of future results. The investment return and principal value of an investment will fluctuate. An investor’s shares, when redeemed, may be worth more or less than the original cost. Total return is calculated assuming reinvestment of all dividends and distributions. The returns shown do not reflect the deduction of taxes that a shareholder would have to pay on Fund distributions or the redemption of the Fund shares. The Adviser has contractually agreed to reduce its fees and/or absorb expenses of the Fund through August 31, 2018, (exclusive of any front-end or contingent deferred loads, brokerage fees and commissions, fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example, options and swap fees and expenses), acquired fund fees and expenses, borrowing costs (such as interest and dividend expense on securities sold short), taxes and extraordinary expenses, such as litigation) to 2.25% of the Fund’s average daily net assets. For performance information current to the most recent month-end, please call 1-844-594-1226.

Per the fee table in the Fund’s December 29, 2017 prospectus, the Fund’s Total Annual Operating Expense Ratio is 2.43%. Updated information regarding the Fund’s expense ratio is available in the Financial Highlights.

Portfolio Composition (Unaudited)

% of Net Assets
Closed-End Funds	50.0%
Mutual Funds	49.8%
Other Assets Less Liabilities	0.2%
Total	100.0%

Please refer to the Portfolio of Investments in this report for a detailed analysis of the Fund’s holdings.

Anchor Tactical Real Estate Fund*
Portfolio Review (Unaudited)
August 31, 2018

The Fund’s Institutional Class performance figures for the period ended August 31, 2018, compared to its benchmark (assumes an initial investment of $2,000,000):

	One Year	Since Inception*
Anchor Tactical Real Estate Fund - Institutional Class	(1.36)%	(1.90)%
Dow Jones U.S. Select Real Estate Securities Total Return Index**	7.80%	1.60%

*	The Fund commenced operations on September 6, 2016.

**	The Dow Jones U.S. Select Real Estate Securities Total Return Index is designed to measure the performance of publicly traded real estate securities. Investors cannot invest directly in an index or benchmark. The index is designed to serve as a proxy for direct real estate investment, in part by excluding companies whose performance may be driven by factors other than the value of real estate.

Past performance is not predictive of future results. The investment return and principal value of an investment will fluctuate. An investor’s shares, when redeemed, may be worth more or less than the original cost. Total return is calculated assuming reinvestment of all dividends and distributions. The returns shown do not reflect the deduction of taxes that a shareholder would have to pay on Fund distributions or the redemption of the Fund shares. The Adviser has contractually agreed to reduce its fees and/or absorb expenses of the Fund through August 31, 2018, (exclusive of any front-end or contingent deferred loads, brokerage fees and commissions, fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example, options and swap fees and expenses), acquired fund fees and expenses, borrowing costs (such as interest and dividend expense on securities sold short), taxes and extraordinary expenses, such as litigation) to 2.25% of the Fund’s average daily net assets. For performance information current to the most recent month-end, please call 1-844-594-1226.

Per the fee table in the Fund’s December 29, 2017 prospectus, the Fund’s Total Annual Operating Expense Ratio is 2.33%. Updated information regarding the Fund’s expense ratio is available in the Financial Highlights.

Portfolio Composition (Unaudited)

% of Net Assets
Exchange Traded Funds (Long)	93.8%
Exchange Traded Funds (Short)	(18.2)%
Other Assets Less Liabilities	24.4%
Total	100.0%

Please refer to the Portfolio of Investments in this report for a detailed analysis of the Fund’s holdings.

Anchor Tactical Credit Strategies Fund
PORTFOLIO OF INVESTMENTS
August 31, 2018

Shares		Value
	CLOSED-END FUND - 4.6%
	DEBT FUND - 4.6%
207,049	PIMCO High Income Fund	$1,846,877
	TOTAL CLOSED-END FUND (Cost- $1,838,435)

	EXCHANGE TRADED FUNDS - 94.2%
	DEBT FUNDS - 94.2%
88,055	iShares 1 -3 Year Treasury Bond ETF	7,338,504
175,000	iShares iBoxx $ High Yield Corporate Bond ETF	15,113,000
50,000	SPDR Bloomberg Barclays Convertible Securities ETF	2,717,500
350,000	SPDR Bloomberg Barclays High Yield Bond ETF	12,600,000
	TOTAL EXCHANGE TRADED FUNDS (Cost - $37,525,397)	37,769,004

	TOTAL INVESTMENTS (Cost - $39,363,832) - 98.8%	$39,615,881
	CASH & OTHER ASSETS LESS LIABILITIES - 1.2%	469,815
	NET ASSETS - 100.0%	$40,085,696

ETF - Exchange Traded Fund

See accompanying notes to financial statements.

Anchor Tactical Equity Strategies Fund
PORTFOLIO OF INVESTMENTS
August 31, 2018

Shares		Value
	EXCHANGE TRADED FUNDS - 98.8%
	EQUITY FUNDS - 98.8%
449,925	Powershares QQQ Trust Series 1	$83,978,501
1,000,000	ProShares UltraShort S&P500	33,550,000
50,000	SPDR S&P 500 ETF Trust	14,515,500
600,000	WisdomTree U.S. Quality Dividend Growth Fund	26,352,000
	TOTAL EXCHANGE TRADED FUNDS (Cost - $153,637,036)	158,396,001

	TOTAL INVESTMENTS(Cost - $153,637,036) - 98.8%	$158,396,001
	CASH & OTHER ASSETS LESS LIABILITIES - 1.2%	1,864,356
	NET ASSETS - 100.0%	$160,260,357

ETF - Exchange Traded Fund

See accompanying notes to financial statements.

Anchor Tactical Municipal Strategies Fund
PORTFOLIO OF INVESTMENTS
August 31, 2018

Shares		Value
	CLOSED-END FUNDS - 50.0%
	DEBT FUNDS - 50.0%
78,422	BlackRock California Municipal Income Trust	$1,001,449
75,640	BlackRock MuniHoldings California Quality Fund, Inc.	985,589
74,846	BlackRock MuniYield California Fund, Inc.	1,009,672
74,209	BlackRock MuniYield California Quality Fund, Inc.	987,722
77,088	Invesco California Value Municipal Income Trust	926,598
147,492	Nuveen California AMT-Free Quality Municipal Income Fund	1,979,343
195,678	Nuveen California Quality Municipal Income Fund	2,641,653
26,451	PIMCO California Municipal Income Fund	447,022
53,958	PIMCO California Municipal Income Fund II	477,528
35,994	PIMCO California Municipal Income Fund III	391,975
	TOTAL CLOSED-END FUNDS (Cost - $10,838,739)	10,848,551

	MUTUAL FUNDS - 49.8%
	DEBT FUNDS - 49.8%
289,055	American Century California High - Yield Municipal Fund - Investor Class	3,043,744
805,785	Nuveen California High Yield Municipal Bond Fund - Class R	7,759,711
	TOTAL MUTUAL FUNDS (Cost - $10,849,525)	10,803,455

	TOTAL INVESTMENTS (Cost - $21,688,264) - 99.8%	$21,652,006
	CASH & OTHER ASSETS LESS LIABILITIES - 0.2%	36,946
	NET ASSETS - 100.0%	$21,688,952

See accompanying notes to financial statements.

Anchor Tactical Real Estate Fund
PORTFOLIO OF INVESTMENTS
August 31, 2018

Shares		Value
	EXCHANGE TRADED FUNDS - 93.8%
	EQUITY FUNDS - 93.8%
125,000	iShares U.S. Real Estate ETF	$10,397,500
286,700	Real Estate Select Sector SPDR Fund	9,704,795
118,092	Vanguard Real Estate ETF	9,925,633
	TOTAL EXCHANGE TRADED FUNDS (Cost - $29,451,485)	30,027,928

	TOTAL INVESTMENTS(Cost - $29,451,485) - 93.8%	$30,027,928
	SECURITIES SOLD SHORT (Premiums Received - $5,773,822) - (18.2)%	(5,828,250)
	CASH AND OTHER ASSETS LESS LIABILITIES - 24.4%	7,792,518
	NET ASSETS - 100.0%	$31,992,196

ETF - Exchange Traded Fund

	SECURITIES SOLD SHORT - (18.2)%
	EXCHANGE TRADED FUNDS - (18.2)%
	EQUITY FUNDS - (18.2)%
(75,000)	iShares U.S. Home Construction ETF	$(2,826,750)
(75,000)	SPDR S&P Homebuilders ETF	(3,001,500)
	TOTAL EXCHANGE TRADED FUNDS (Premiums Received - $5,773,822)	$(5,828,250)

See accompanying notes to financial statements.

Anchor Funds
STATEMENTS OF ASSETS AND LIABILITIES
August 31, 2018

		Anchor Tactical	Anchor Tactical
	Anchor Tactical Credit	Equity Strategies	Municipal	Anchor Tactical
	Strategies Fund	Fund	Strategies Fund	Real Estate Fund

ASSETS
Investment securities:
At cost	$39,363,832	$153,637,036	$21,688,264	$29,451,485
At value	$39,615,881	$158,396,001	$21,652,006	$30,027,928
Cash	495,450	2,098,168	71,866	2,036,911
Deposits with Broker	1,099	—	11,909	5,884,429
Receivable for Fund shares sold	202,437	168,306	2,231	8,017
Dividends and interest receivable	3,088	13,875	60,394	4,094
Prepaid expenses	23,612	27,543	24,356	22,293
TOTAL ASSETS	40,341,567	160,703,893	21,822,762	37,983,672

LIABILITIES
Securities sold short (Premiums received of $ - , $ - , $ -, and $5,773,822, respectively)	—	—	—	5,828,250
Due to Broker	—	74	—	—
Payable for Fund shares redeemed	108,925	140,723	53,592	59,459
Investment advisory fees payable	54,844	211,153	23,167	42,725
Distribution (12b-1) fees payable	7,632	32,993	4,648	6,676
Payable to related parties	8,713	10,986	5,522	7,002
Accrued expenses and other liabilities	75,757	47,607	46,881	47,364
TOTAL LIABILITIES	255,871	443,536	133,810	5,991,476
NET ASSETS	$40,085,696	$160,260,357	$21,688,952	$31,992,196

Net Assets Consist Of:
Paid in capital	42,551,628	144,219,011	24,899,776	36,426,922
Undistributed net investment loss	(401,971)	—	—	(291,430)
Accumulated net realized gain (loss) from investments and securities sold short	(2,316,010)	11,282,381	(3,174,566)	(4,665,311)
Net unrealized appreciation (depreciation) on investments and securities sold short	252,049	4,758,965	(36,258)	522,015
NET ASSETS	$40,085,696	$160,260,357	$21,688,952	$31,992,196
Institutional Class
Net Assets	$40,085,696	$160,260,357	$21,688,952	$31,992,196
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	4,118,942	13,210,010	2,239,862	3,358,405
Net asset value, offering and redemption price per share (Net assets/Shares of Beneficial Interest)	$9.73	$12.13	$9.68	$9.53

See accompanying notes to financial statements.

Anchor Funds
STATEMENTS OF OPERATIONS
For the Year Ended August 31, 2018

			Anchor Tactical
	Anchor Tactical Credit	Anchor Tactical Equity	Municipal Strategies	Anchor Tactical Real
	Strategies Fund	Strategies Fund	Fund	Estate Fund
INVESTMENT INCOME
Dividends	$2,296,487	$689,190	$1,964,066	$2,642,638
Interest	84,740	179,166	11,171	200,522
TOTAL INVESTMENT INCOME	2,381,227	868,356	1,975,237	2,843,160

EXPENSES
Investment advisory fees	1,107,294	1,470,406	814,852	1,494,231
Dividend expense on securities sold short	887,904	83,453	—	218,861
Interest expense on securities sold short	297,943	—	—	14,501
Distribution (12b-1) fees	173,015	229,751	127,321	233,474
Administrative services fees	55,308	74,933	41,332	76,716
Custodian fees	41,737	12,043	15,985	15,546
Registration fees	35,000	32,889	32,987	32,787
Accounting services fees	32,951	35,572	29,246	37,593
Printing and postage expenses	15,798	13,598	13,894	19,388
Audit fees	13,400	13,400	13,400	13,400
Legal fees	13,320	14,624	17,000	16,794
Trustees' fees and expenses	9,566	13,785	13,566	12,485
Compliance officer fees	9,377	6,803	8,470	11,729
Transfer agent fees	9,242	8,975	8,837	9,542
Miscellaneous expense	8,720	5,437	6,839	8,990
Insurance expense	7,767	4,531	5,709	6,488
TOTAL EXPENSES	2,718,342	2,020,200	1,149,438	2,222,525
Less: Fees waived by the Adviser	—	—	(6,605)	—
NET EXPENSES	2,718,342	2,020,200	1,142,833	2,222,525
NET INVESTMENT INCOME (LOSS)	(337,115)	(1,151,844)	832,404	620,635

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) from:
Investments	(291,707)	14,967,935	446,115	406,667
Securities sold short	(248,643)	(2,528,191)	4,788	(3,204,491)
Net change in unrealized appreciation (depreciation) on:
Investments	(359,487)	3,498,045	(1,448,228)	(1,824,751)
Securities sold short	—	—	—	(54,428)
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS	(899,837)	15,937,789	(997,325)	(4,677,003)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(1,236,952)	$14,785,945	$(164,921)	$(4,056,368)

See accompanying notes to financial statements.

Anchor Funds
STATEMENTS OF CHANGES IN NET ASSETS

	Anchor Tactical		Anchor Tactical
	Credit Strategies Fund		Equity Strategies Fund
	For the	For the	For the	For the
	Year Ended	Year Ended	Year Ended	Period Ended
	August 31, 2018	August 31, 2017*	August 31, 2018	August 31, 2017**
FROM OPERATIONS:
Net investment income (loss)	$(337,115)	$2,677,541	$(1,151,844)	$(680,438)
Net realized gain (loss) from investments and securities sold short	(540,350)	481,665	12,439,744	5,314,814
Net change in unrealized appreciation (depreciation) on investments	(359,487)	(621,079)	3,498,045	1,260,920
Net increase (decrease) in net assets resulting from operations	(1,236,952)	2,538,127	14,785,945	5,895,296

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income ($0.13, $0.28, $ -, and $ - per share, respectively)	(1,041,231)	(3,246,985)	—	—
From net realized gains ($0.04, $ 0.14, $0.67, and $0.09 per share, respectively)	(292,634)	(1,889,257)	(4,171,001)	(494,486)
Net decrease in net assets from distributions to shareholders	(1,333,865)	(5,136,242)	(4,171,001)	(494,486)

FROM SHARES OF BENEFICIAL INTEREST:
Proceeds from shares sold	31,371,929	76,542,727	169,814,613	101,395,585
Reinvestment of dividends	1,333,201	5,136,214	4,171,001	494,486
Payments for shares redeemed	(80,835,660)	(132,097,375)	(84,707,633)	(46,988,836)
Redemption fees	2,892	33,631	1,638	63,749
Net increase (decrease) in net assets from shares of beneficial interest	(48,127,638)	(50,384,803)	89,279,619	54,964,984

TOTAL INCREASE (DECREASE) IN NET ASSETS	(50,698,455)	(52,982,918)	99,894,563	60,365,794

NET ASSETS
Beginning of Period	90,784,151	143,767,069	60,365,794	—
End of Period ǂ	$40,085,696	$90,784,151	$160,260,357	$60,365,794
ǂ Includes undistributed net investment income (loss) of:	$(401,971)	$18,202	$—	$—

SHARE ACTIVITY
Institutional Class:
Shares sold	3,174,701	7,556,618	14,723,999	9,848,475
Shares reinvested	133,715	510,508	373,077	48,622
Shares redeemed	(8,211,264)	(13,056,325)	(7,351,021)	(4,433,142)
Net increase (decrease) in shares of beneficial interest outstanding	(4,902,848)	(4,989,199)	7,746,055	5,463,955

*	Formerly the Investor Class of the Anchor Tactical Credit Strategies Fund.

**	The Fund commenced operations on September 6, 2016.

See accompanying notes to financial statements.

Anchor Funds
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Anchor Tactical		Anchor Tactical
	Municipal Strategies Fund		Real Estate Fund
	For the	For the	For the	For the
	Year Ended	Period Ended	Year Ended	Period Ended
	August 31, 2018	August 31, 2017*	August 31, 2018	August 31, 2017*
FROM OPERATIONS:
Net investment income (loss)	$832,404	$19,929	$620,635	$(165,245)
Net realized gain (loss) from investments and securities sold short	450,903	(3,625,469)	(2,797,824)	(1,870,724)
Distributions of capital gains from underlying investment companies	—	—	—	3,387
Net change in unrealized appreciation (depreciation) on investments and securities sold short	(1,448,228)	1,411,970	(1,879,179)	2,401,194
Net increase (decrease) in net assets resulting from operations	(164,921)	(2,193,570)	(4,056,368)	368,612

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income ($0.19, $0.00** and $0.10, and $ - per share, respectively)	(906,693)	(20,276)	(1,068,727)	—
Net decrease in net assets from distributions to shareholders	(906,693)	(20,276)	(1,068,727)	—

FROM SHARES OF BENEFICIAL INTEREST:
Proceeds from shares sold	11,367,230	152,128,877	62,695,431	141,010,033
Reinvestment of dividends	906,660	20,276	1,063,431	—
Payments for shares redeemed	(60,579,173)	(78,968,814)	(125,887,334)	(42,171,831)
Redemption fees	2,849	96,507	33	38,916
Net increase (decrease) in net assets from shares of beneficial interest	(48,302,434)	73,276,846	(62,128,439)	98,877,118

TOTAL INCREASE (DECREASE) IN NET ASSETS	(49,374,048)	71,063,000	(67,253,534)	99,245,730

NET ASSETS
Beginning of Period	71,063,000	—	99,245,730	—
End of Period ǂ	$21,688,952	$71,063,000	$31,992,196	$99,245,730
ǂ Includes undistributed net investment income (loss) of:	$—	$69,638	$(291,430)	$—

SHARE ACTIVITY
Institutional Class:
Shares sold	1,167,235	15,365,338	6,474,525	14,576,799
Shares reinvested	93,631	2,061	106,893	—
Shares redeemed	(6,237,356)	(8,151,047)	(13,395,911)	(4,403,901)
Net increase (decrease) in shares of beneficial interest outstanding	$(4,976,490)	7,216,352	$(6,814,493)	10,172,898

*	The Fund commenced operations on September 6, 2016.

**	Amount is less than $0.005.

See accompanying notes to financial statements.

Anchor Tactical Credit Strategies Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period Presented.

	Institutional Class **
	For the	For the	Period
	Year Ended	Year Ended	Ended
	August 31, 2018	August 31, 2017	August 31, 2016*

Net asset value, beginning of period	$10.06	$10.26	$10.00
Activity from investment operations:
Net investment income (loss) (1)	(0.05)	0.23	0.07
Net realized and unrealized gain (loss) on investments	(0.11)	(0.01)	0.25
Total from investment operations	(0.16)	0.22	0.32
Less distributions:
From net investment income	(0.13)	(0.28)	(0.06)
From net realized gains	(0.04)	(0.14)	—
Total distributions	(0.17)	(0.42)	(0.06)
Paid-in capital from redemption fees (1)	0.00 (7)	0.00 (7)	—
Net asset value, end of period	$9.73	$10.06	$10.26
Total return (2)	(1.65)%	2.22%	3.17	% (3)
Net assets, end of period (000s)	$40,086	$90,784	$143,767
Ratio of expenses to average net assets (5)	3.94%	2.63%	2.86	% (4)
Ratio of expenses to average net assets excluding interest and dividend expenses (5)	2.22%	2.15%	2.21	% (4)
Ratio of net investment income (loss) to average net assets (5)(6)	(0.49)%	2.23%	0.71	% (4)
Portfolio turnover rate	1,409%	1,009%	1,832	% (3)

*	For the period September 29, 2015 (commencement of operations) through August 31, 2016.

**	Formerly the Investor Class through July 31, 2017.

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(2)	Total returns are historical in nature and assume changes in share price, and reinvestment of dividends and capital gains distributions, if any.

(3)	Not annualized.

(4)	Annualized.

(5)	The ratios of expenses to average net assets and net investment income (loss) to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

(6)	Recognition of net investment income (loss) by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(7)	Amount is less than $0.005.

See accompanying notes to financial statements.

Anchor Tactical Equity Strategies Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period Presented.

	Institutional Class
	Year	Period
	Ended	Ended
	August 31, 2018	August 31, 2017*

Net asset value, beginning of period	$11.05	$10.00
Activity from investment operations:
Net investment loss (1)	(0.14)	(0.13)
Net realized and unrealized gain on investments	1.89	1.26
Total from investment operations	1.75	1.13
Less distributions:
From net realized gains	(0.67)	(0.09)
Total distributions	(0.67)	(0.09)
Paid-in capital from redemption fees (1)	0.00 (7)	0.01
Net asset value, end of period	$12.13	$11.05
Total return (2)	16.33%	11.48	% (3)
Net assets, end of period (000s)	$160,260	$60,366
Ratio of expenses to average net assets (5)	2.19%	2.40	% (4)
Ratio of expenses to average net assets excluding interest and dividend expenses (5)	2.10%	2.20	% (4)
Ratio of net investment loss to average net assets (5)(6)	(1.25)%	(1.24	)% (4)
Portfolio turnover rate	1,091%	1,576	% (3)

*	For the period September 6, 2016 (commencement of operations) through August 31, 2017.

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(2)	Total returns are historical in nature and assume changes in share price, and reinvestment of dividends and capital gains distributions, if any.

(3)	Not annualized.

(4)	Annualized.

(5)	The ratios of expenses to average net assets and net investment loss to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

(6)	Recognition of net investment loss by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(7)	Amount is less than $0.005.

See accompanying notes to financial statements.

Anchor Tactical Municipal Strategies Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period Presented.

	Institutional Class
	Year	Period
	Ended	Ended
	August 31, 2018	August 31, 2017*

Net asset value, beginning of period	$9.85	$10.00
Activity from investment operations:
Net investment income (1)	0.16	0.00	(7)
Net realized and unrealized loss on investments	(0.14)	(0.16)
Total from investment operations	0.02	(0.16)
Less distributions:
From net investment income	(0.19)	0.00	(7)
Total distributions	(0.19)	0.00
Paid-in capital from redemption fees (1)	0.00 (7)	0.01
Net asset value, end of period	$9.68	$9.85
Total return (2)	0.25%	(1.47	)% (3)
Net assets, end of period (000s)	$21,689	$71,063
Ratio of expenses to average net assets (5):
before reimbursement	2.26%	2.10	% (4)
net of reimbursement	2.25%	2.10	% (4)
Ratio of net investment income to average net assets (5)(6)	1.64%	0.02	% (4)
Portfolio turnover rate	298%	366	% (3)

*	For the period September 6, 2016 (commencement of operations) through August 31, 2017.

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(2)	Total returns are historical in nature and assume changes in share price, and reinvestment of dividends and capital gains distributions, if any.

(3)	Not annualized.

(4)	Annualized.

(5)	The ratios of expenses to average net assets and net investment income to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

(6)	Recognition of net investment income by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(7)	Amount is less than $0.005.

See accompanying notes to financial statements.

Anchor Tactical Real Estate Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period Presented.

	Institutional Class
	Year Ended	Period Ended
	August 31, 2018	August 31, 2017*

Net asset value, beginning of period	$9.76	$10.00
Activity from investment operations:
Net investment income (loss) (1)	0.06	(0.02)
Net realized and unrealized loss on investments	(0.19)	(0.23	) (7)
Total from investment operations	(0.13)	(0.25)
Less distributions:
From net investment income	(0.10)	—
Total distributions	(0.10)	—
Paid-in capital from redemption fees (1)	0.00 (8)	0.01
Net asset value, end of period	$9.53	$9.76
Total return (2)	(1.36)%	(2.40	)% (3)
Net assets, end of period (000s)	$31,992	$99,246
Ratio of expenses to average net assets (5)	2.38%	2.14	% (4)
Ratio of expenses to average net assets excluding interest and dividend expenses (5)	2.13%	2.13	% (4)
Ratio of net investment income (loss) to average net assets (5)(6)	0.67%	(0.26	)% (4)
Portfolio turnover rate	609%	630	% (3)

*	For the period September 6, 2016 (commencement of operations) through August 31, 2017.

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(2)	Total returns are historical in nature and assume changes in share price, and reinvestment of dividends and capital gains distributions, if any.

(3)	Not annualized.

(4)	Annualized.

(5)	The ratios of expenses to average net assets and net investment income (loss) to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

(6)	Recognition of net investment income (loss) by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(7)	The net realized and unrealized loss on investments per share does not accord with the net of the amounts reported in the statement of operations due to the timing of purchases and redemptions of the Fund shares during the period.

(8)	Amount is less than $0.005.

See accompanying notes to financial statements.

Anchor Funds
NOTES TO FINANCIAL STATEMENTS
August 31, 2018

1.	ORGANIZATION

The Anchor Tactical Credit Strategies Fund (“Credit Fund”), Anchor Tactical Equity Strategies Fund (“Equity Fund”), Anchor Tactical Municipal Strategies Fund (“Muni Fund”) and Anchor Tactical Real Estate Fund (“Real Estate Fund”) (each a “Fund” or collectively the “Funds”) are diversified series of shares of beneficial interest of Northern Lights Fund Trust IV (the “Trust”), a trust organized under the laws of the State of Delaware on June 2, 2015, and registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Credit Fund, Equity Fund and Muni Fund each have the investment objective to provide total return from income and capital appreciation with a secondary objective of limiting risk during unfavorable market conditions. The Real Estate Fund seeks to achieve above average total returns over a full market cycle with lower correlation and reduced risk when compared to traditional real estate indexes. The Credit Fund commenced operations on September 29, 2015. The Equity Fund, Muni Fund and Real Estate Fund commenced operations on September 6, 2016. Effective October 19, 2018, the Board of Trustees of the Trust (the “Board”) has determined based on the recommendation of Anchor Capital Management Group, Inc. that with respect to the Real Estate Fund, that it is in the best interests of the Real Estate Fund and its shareholders that the Real Estate Fund cease operations. The Board has determined to close the Real Estate Fund and redeem all outstanding shares on November 7, 2018.

Each Fund offers two share classes designated as Investor Class and Institutional Class. The Investor Class of the Credit Fund converted to the Institutional Class of the Credit Fund on August 1, 2017. The Investor Class of the Credit Fund is no longer available for sale and the Investor Class of the Equity Fund, Muni Fund and Real Estate Fund have not commenced operations. Each class represents an interest in the same assets of each Fund and classes are identical except for differences in their ongoing service and distribution charges.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by each Fund in preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies” including FASB Accounting Standard Update ASU 2013-08.

Security Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost.

Anchor Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
August 31, 2018

Valuation of Underlying Funds – The Funds may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”). Investment companies are valued at their respective net asset values as reported by such investment companies. Open-end investment companies value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the board of directors of the open-end funds. The shares of many closed-end investment companies and exchange traded funds (“ETFs”), after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company or ETF purchased by the Funds will not change.

The Funds may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the “fair value” procedures approved by the Trust’s Board of Trustees (the “Board”). The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser. The team may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant, or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process. As noted above, the fair value team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the adviser, the prices or values available do not represent the fair value of the instrument. Factors which may cause the adviser to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to the Fund’s calculation of its net asset value. Restricted or illiquid securities, such as private investments or non-traded securities are valued via inputs from the adviser based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the adviser is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii)

Anchor Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
August 31, 2018

the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Funds utilize various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following table summarizes the inputs used as of August 31, 2018 for the Funds’ assets and liabilities measured at fair value:

Anchor Tactical Credit Strategies Fund

Assets *	Level 1	Level 2	Level 3	Total
Closed-End Fund	$1,846,877	$—	$—	$1,846,877
Exchange Traded Funds	37,769,004	—	—	37,769,004
Total	$39,615,881	$—	$—	$39,615,881

Anchor Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
August 31, 2018

Anchor Tactical Equity Strategies Fund

Assets *	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$158,396,001	$—	$—	$158,396,001
Total	$158,396,001	$—	$—	$158,396,001

Anchor Tactical Municipal Strategies Fund

Assets *	Level 1	Level 2	Level 3	Total
Closed-End Funds	$10,848,551	$—	$—	$10,848,551
Mutual Funds	10,803,455	—	—	10,803,455
Total	$21,652,006	$—	$—	$21,652,006

Anchor Tactical Real Estate Fund

Assets *	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$30,027,928	$—	$—	$30,027,928
Total	$30,027,928	$—	$—	$30,027,928

Liabilities *	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$(5,828,250)	$—	$—	$(5,828,250)
Total	$(5,828,250)	$—	$—	$(5,828,250)

There were no transfers between any level during the year ended August 31, 2018.

It is the Funds’ policy to record transfers into or out of any Level at the end of the reporting period.

The Funds did not hold any Level 2 or Level 3 securities during the period.

*	Please refer to the Portfolio of Investments for industry classifications.

Exchange Traded Funds – The Funds may invest in ETFs. ETFs are a type of fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities. The Funds may purchase an ETF to gain exposure to a portion of the U.S. or a foreign market. The risks of owning an ETF generally reflect the risks of owning its underlying securities, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

Short Sales – A “short sale” is a transaction in which a fund sells a security it does not own but has borrowed in anticipation that the market price of that security will decline. A fund is obligated to replace the security borrowed by purchasing it on the open market at a later date. If the price of the security sold short increases between the time of the short sale and the time a fund replaces the borrowed security, the fund will incur a loss, potentially unlimited in size. Conversely, if the price declines, the fund will realize a gain, limited to the price at which the fund sold the security short.

Security Transactions and Related Income – Security transactions are accounted for on trade date. Interest income is recognized on an accrual basis. Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income and expense are recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates.

Dividends and Distributions to Shareholders – Dividends from net investment income, if any, are declared and paid quarterly for the Funds. Distributable net realized capital gains, if any, are

Anchor Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
August 31, 2018

declared and distributed annually. Dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (e.g., deferred losses, capital loss carryforwards, etc.) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. Any such reclassifications will have no effect on net assets, results of operations, or net asset values per share of the Funds.

Federal Income Tax – It is the Funds’ policy to qualify as regulated investment companies by complying with the provisions of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of their taxable income and net realized gains to shareholders. Therefore, no Federal income tax provision is required. The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Funds’ tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years ended August 31, 2016 to August 31, 2017, or expected to be taken in the Funds’ August 31, 2018 year-end tax return. The Funds identify their major tax jurisdictions as U.S. Federal, state of Nebraska, and foreign jurisdictions where the Funds make significant investments; however the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Expenses – Expenses of the Trust that are directly identifiable to a specific Fund are charged to that Fund. Expenses, which are not readily identifiable to a specific Fund, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the Funds in the Trust.

Indemnification – The Trust indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnities. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

3.	CASH – CONCENTRATION IN UNINSURED ACCOUNT

For cash management purposes the Funds may concentrate cash with the Funds’ custodian. This typically results in cash balances exceeding the Federal Deposit Insurance Corporation (“FDIC”) insurance limits. As of August 31, 2018, the Credit Fund, Equity Fund and Real Estate Fund held $495,450, $2,098,168 and $2,036,911 respectively in cash at MUFG Union Bank, N.A. that exceeded the FDIC insurance limit of $250,000.

4.	INVESTMENT TRANSACTIONS

For the year ended August 31, 2018, cost of purchases and proceeds from sales of portfolio securities, other than short-term investments, amounted to $717,761,556 and $764,475,397, respectively, for the Credit Fund, $807,895,268 and $727,348,307 respectively, for the Equity

Anchor Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
August 31, 2018

Fund, $138,027,271 and $186,615,848, respectively, for the Muni Fund and $379,880,936 and $442,865,224, respectively, for the Real Estate Fund.

5.	INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

Anchor Capital Management Group, Inc. serves as the Funds’ investment adviser (the “Adviser”).

Pursuant to an investment advisory agreement with the Trust, on behalf of each Fund, the Adviser, under the supervision of the Board, oversees the daily operations of the Funds and supervises the performance of administrative and professional services provided by others. As compensation for its services and the related expenses borne by the Adviser, each Fund pays the Adviser a management fee, computed and accrued daily and paid monthly, at an annual rate of 1.60% of each Fund’s average daily net assets. For the year ended August 31, 2018, the Funds incurred advisory fees, as follows of $1,107,294 for the Credit Fund, $1,470,406 for the Equity Fund, $814,852 for the Muni Fund and $1,494,231 for the Real Estate Fund.

The Adviser has contractually agreed to reduce its fees and/or absorb expenses of the Credit Fund, the Equity Fund, the Muni Fund and the Real Estate Fund until at least August 31, 2018 to ensure that total annual fund operating expenses after fee waiver and/or reimbursement (exclusive of any front-end or contingent deferred loads, taxes, brokerage fees and commissions, borrowing costs (such as interest and dividend expense on securities sold short), acquired fund fees and expenses, fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example option and swap fees and expenses), or extraordinary expenses such as litigation) will not exceed 2.25% of each Fund’s average daily net assets of the Institutional Class Shares. Fees waived or reimbursed by the Adviser may be recouped by the Adviser from the Fund, to the extent that overall expenses fall below the expense limitation, within three years following when such amounts were waived and/or reimbursed if such recoupment can be achieved within the lesser of the foregoing expense limits or the expenses limits in place at the time of the recoupment. During the year ended August 31, 2018, the Adviser waived fees of $6,605 for the Muni Fund, which is subject to recapture by the Adviser before August 31, 2021.

Distributor – The distributor of the Funds is Northern Lights Distributors, LLC (the “Distributor”), The Board has adopted, on behalf of the Funds, the Trust’s Master Distribution and Shareholder Servicing Plan (the “Plan”), as amended, pursuant to Rule 12b-1 under the 1940 Act. Under the Plan, Institutional Class Shares may pay up to 0.25% of their average daily net assets to pay for certain distribution activities and shareholder services. For the year ended August 31, 2018, $173,015, $229,751, $127,321 and $233,474 was incurred under the Plan for the Credit Fund, the Equity Fund, the Muni Fund and the Real Estate Fund, respectively.

The Distributor acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ shares. For the year ended August 31, 2018, the Distributor did not receive any underwriting commissions for sales of the Funds’ shares.

Anchor Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
August 31, 2018

In addition, certain affiliates of the Distributor provide services to the Funds as follows:

Gemini Fund Services, LLC (“GFS”), an affiliate of the Distributor, provides administration, fund accounting, and transfer agent services to the Trust. Pursuant to separate servicing agreements with GFS, the Funds pay GFS customary fees for providing administration, fund accounting and transfer agency services to the Funds. Certain officers of the Trust are also officers of GFS, and are not paid any fees directly by the Funds for serving in such capacities.

Northern Lights Compliance Services, LLC (“NLCS”) – NLCS, an affiliate of GFS and the Distributor, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Funds.

Blu Giant, LLC (“Blu Giant”) – Blu Giant, an affiliate of GFS and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Funds on an ad-hoc basis. For the provision of these services, Blu Giant receives customary fees from the Funds for these services.

6.	REDEMPTION FEES

Through July 24, 2017, the Funds assessed a short-term redemption fee of 1.00% of the total redemption amount if a shareholder sells their shares after holding them for less than 60 days. The redemption fee is paid directly to the Funds from which the redemption is made. The Funds received redemption fees for the year ended August 31, 2018 of $2,892, $1,638, $2,849 and $33 for the Credit Fund, Equity Fund, Muni Fund and Real Estate Fund, respectively.

7.	AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION – TAX BASIS

The identified cost of investments in securities owned by the Funds for federal income tax purposes and the respective gross unrealized appreciation and depreciation at August 31, 2018, were as follows:

Portfolio	Cost for Federal Tax purposes	Unrealized Appreciation	Unrealized Depreciation	Tax Net Unrealized Appreciation (Depreciation)
Anchor Tactical Credit Strategies Fund	$40,595,721	$252,049	$(1,231,889)	$(979,840)
Anchor Tactical Equity Strategies Fund	153,637,036	4,881,865	(122,900)	4,758,965
Anchor Tactical Municipal Strategies Fund	21,688,264	59,674	(95,932)	(36,258)
Anchor Tactical Real Estate Fund	23,677,663	576,443	(54,428)	522,015

Anchor Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
August 31, 2018

8.	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of distributions paid during the periods ended August 31, 2018 and August 31, 2017 was as follows:

	For the period ended August 31, 2018:
	Ordinary	Exempt	Long-Term	Return Of
Portfolio	Income	Income	Capital Gains	Capital	Total
Anchor Tactical Credit Strategies Fund	$1,189,725	$—	$144,140	$—	$1,333,865
Anchor Tactical Equity Strategies Fund	4,171,001	—	—	—	4,171,001
Anchor Tactical Municipal Strategies Fund	48,035	854,007	—	4,651	906,693
Anchor Tactical Real Estate Fund	919,778	—	—	148,949	1,068,727

	For the period ended August 31, 2017:
	Ordinary	Exempt	Long-Term	Return Of
Portfolio	Income	Income	Capital Gains	Capital	Total
Anchor Tactical Credit Strategies Fund	$5,312,680	$—	$152,354	$—	$5,465,034
Anchor Tactical Equity Strategies Fund	494,486	—	—	—	494,486
Anchor Tactical Municipal Strategies Fund	6,995	13,281	—	—	20,276
Anchor Tactical Real Estate Fund	—	—	—	—	—

As of August 31, 2018, the components of accumulated earnings/ (deficit) on a tax basis were as follows:

	Undistributed	Undistributed	Undistributed	Post October Loss	Capital Loss	Other	Unrealized	Total
	Ordinary	Ordinary	Long-Term	and	Carry	Book/Tax	Appreciation/	Accumulated
Portfolio	Tax-exempt Income	Income	Capital Gains	Late Year Loss	Forwards	Differences	(Depreciation)	Earnings/(Deficits)
Anchor Tactical Credit Strategies Fund	—	$8,797	$—	$(1,492,890)	$—	$(1,999)	$(979,840)	$(2,465,932)
Anchor Tactical Equity Strategies Fund	—	10.832,686	513,471	—	—	(63,776)	4,758,965	16,041,346
Anchor Tactical Municipal Strategies Fund	—	—	—	—	(3,174,566)	—	(36,258)	(3,210,824)
Anchor Tactical Real Estate Fund	—	—	—	(3,153,009)	(1,803,732)	—	522,015	(4,434,726)

The difference between book basis and tax basis undistributed net investment income, accumulated net realized gain(loss), and unrealized appreciation/(depreciation) from investments is primarily attributable to the tax deferral of losses on wash sales and straddles, and the unamortized portion of organizational expenses.

Late year losses incurred after December 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The Funds incurred and elected to defer such late year losses as follows:

Late Year
Portfolio	Losses
Anchor Tactical Credit Strategies Fund	$399,972
Anchor Tactical Real Estate Fund	291,430

Capital losses incurred after October 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The Funds incurred and elected to defer such capital losses as follows:

Post October
Portfolio	Losses
Anchor Tactical Credit Strategies Fund	$1,092,918
Anchor Tactical Real Estate Fund	2,861,579

Anchor Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
August 31, 2018

At August 31, 2018, the Funds had capital loss carry forwards for federal income tax purposes available to offset future capital gains as follows:

	Non-Expiring			CLCF
Portfolio	Short-Term	Long-Term	Total	Utilized
Anchor Tactical Municipal Strategies Fund	$3,174,566	$—	$3,174,566	$—
Anchor Tactical Real Estate Fund	1,803,732	—	1,803,732	—

Permanent book and tax differences, primarily attributable to the book/tax basis treatment of non-deductible expenses, reclassification of dividend distributions, the capitalization of in lieu dividend payments on dividends held short, and net operating losses, resulted in reclassifications for the Fund for the period ended August 31, 2018 as follows:

	Paid	Undistributed	Undistributed
	In	Ordinary	Long-Term
Portfolio	Capital	Income (Loss)	Gains (Loss)
AnchorTactical Credit Strategies Fund	$—	$958,173	$(958,173)
Anchor Tactical Equity Strategies Fund	—	1,151,844	(1,151,844)
Anchor Tactical Municipal Strategies Fund	(4,651)	4,651	—
Anchor Tactical Real Estate Fund	(156,512)	156,662	(150)

9.	UNDERLYING INVESTMENT IN OTHER INVESTMENT COMPANIES

The following Funds currently invest a portion of their assets in the corresponding investment companies. The Funds may redeem their investment from these investment companies at any time if the Adviser determines that it is in the best interest of the Funds and their shareholders to do so. The performance of the Funds will be directly affected by the performance of these investment companies. The financial statements of these investment companies, including their portfolios of investments, can be found at the Securities and Exchange Commission’s website www.sec.gov and should be read in conjunction with the Funds’ financial statements.

		Percentage of
Fund	Investment	Net Assets
Anchor Tactical Credit Strategies Fund	iShares iBoxx $ High Yield Corporate Bond ETF	37.7%

	SPDR Bloomberg Barclays High Yield Bond ETF	31.4%
Anchor Tactical Equity Strategies Fund	Powershares QQQ Trust Series 1	52.4%
Anchor Tactical Municipal Strategies Fund	Nuveen California High Yield Municipal Bond Fund - Class R	35.8%
Anchor Tactical Real Estate Fund	iShares U.S. Real Estate ETF	32.5%
	Vanguard Real Estate ETF	31.0%
	Real Estate Select Sector SPDR Fund	30.3%

Anchor Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
August 31, 2018

10.	CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates presumption of control of the fund, under Section 2(a)(9) of the 1940 Act. As of August 31, 2018, E*Trade Savings Bank, an account holding shares for the benefit of others in nominee name, held approximately 56%, 77%, 39% and 66% for the Credit Fund, Equity Fund, the Muni Fund and the Real Estate Fund, respectively, of the voting securities. As of August 31, 2018, TD Ameritrade Inc., an account holding shares for the benefit of others in nominee name, held approximately 43%, 61%, and 32% of the voting securities of the for the Credit Fund, the Muni Fund and the Real Estate Fund. The Funds have no knowledge as to whether any beneficial owner included in these nominee accounts holds more than 25% of the voting shares of any Fund.

11.	RECENT ACCOUNTING PRONOUNCEMENTS AND REPORTING UPDATES

In August 2018, the FASB issued Accounting Standards Update (“ASU”) No. 2018-13, which changes certain fair value measurement disclosure requirements. The new ASU, in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, and the policy for the timing of transfers between levels. For investment companies, the amendments are effective for financial statements issued for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years. Early adoption is allowed. At this time, management is evaluating the implications of the ASU and any impact on the financial statement disclosures.

In September 2018, the Securities and Exchange Commission released Final Rule 33-10532 captioned “Disclosure Update and Simplification” which is intended to amend certain disclosure requirements that have become redundant, duplicative, overlapping, outdated or superseded, in light of other Commission disclosure requirements, GAAP, or changes in the information environment. These changes will be effective November 5, 2018. Management is currently evaluating the impact that this release will have on the Fund’s financial statements and related disclosures.

12.	SUBSEQUENT EVENTS

Subsequent events occurring after the date of the Statements of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has determined that no events or transactions occurred requiring adjustment or disclosure in the financial statements other than the following.

The Real Estate Fund plans to redeem all outstanding shares on November 7, 2018.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of Northern Lights Fund Trust IV

and the Shareholders of Anchor Tactical Credit Strategies Fund, Anchor Tactical Equity Strategies Fund, Anchor Tactical Municipal Strategies Fund, and Anchor Tactical Real Estate Fund

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of Anchor Tactical Credit Strategies Fund, Anchor Tactical Equity Strategies Fund, Anchor Tactical Municipal Strategies Fund, and Anchor Tactical Real Estate Fund, each a series of shares of beneficial interest in Northern Lights Fund Trust IV (the “Funds”), including the portfolios of investments, as of August 31, 2018, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the years or periods in the two-year period then ended and the financial highlights for each of the years or periods presented, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Funds as of August 31, 2018, and the results of their operations for the year then ended, the changes in their net assets for each of the years or periods in the two-year period then ended and their financial highlights for each of the years or periods presented, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities law and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risk of material misstatement of those financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 2018 by correspondence with the custodian and brokers. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

BBD, LLP

We have served as the auditor of one or more of the Funds in the Northern Lights Fund Trust IV since 2015.

Philadelphia, Pennsylvania

October 25, 2018

Anchor Funds
SUPPLEMENTAL INFORMATION (Unaudited)
August 31, 2018

The following is a list of the Trustees and executive officers of the Trust and each person’s principal occupation over the last five years. Unless otherwise noted, the address of each Trustee and Officer is 17605 Wright Street, Suite 2, Omaha, Nebraska 68130.

Independent Trustees

Name, Address and Year of Birth	Position/Term of Office*	Principal Occupation During the Past Five Years	Number of Portfolios in Fund Complex** Overseen by Trustee	Other Directorships held by Trustee During the Past Five Years
Joseph Breslin Year of Birth: 1953	Independent Trustee and Chairman of the Board since 2015	President and Consultant, Adviser Counsel, Inc. (formerly J.E. Breslin & Co.) (management consulting firm to investment advisers), 2009 to present.	4	Northern Lights Fund Trust IV (for series not affiliated with the Fund since 2015); Director, Kinetics Mutual Funds, Inc. (since 2000); Trustee, Kinetics Portfolios Trust (since 2000); Trustee, Forethought Variable Insurance Trust (since 2013); Trustee, BlueArc Multi- Strategy Fund (2014-2017); Hatteras Trust (2004-2016)
Thomas Sarkany Year of Birth: 1946	Independent Trustee since 2015	Founder and President, TTS Consultants, LLC (financial services), 2010 to present.	4	Northern Lights Fund Trust IV (for series not affiliated with the Fund since 2015); Arrow Investments Trust (since 2014), Arrow ETF Trust (since 2012), Trustee, Northern Lights Fund Trust II (since 2011); Director, Aquila Distributors (since 1981)
Charles Ranson Year of Birth: 1947	Independent Trustee since 2015	Principal, Ranson & Associates (strategic analysis and planning, including risk assessment and capital formation for entrepreneurial ventures), (since 2003); GR Group (since 2008).	4	Northern Lights Fund Trust IV (for series not affiliated with the Fund since 2015); Advisors Preferred Trust (since November 2012).

8/31/18 – NLFT IV_v1

Anchor Funds
SUPPLEMENTAL INFORMATION (Unaudited) (Continued)
August 31, 2018

Officers

Name, Address and Year of Birth	Position/Term of Office*	Principal Occupation During the Past Five Years	Number of Portfolios in Fund Complex** Overseen by Trustee	Other Directorships held by Trustee During the Past Five Years
Wendy Wang 80 Arkay Drive Hauppauge, NY 11788 Born in 1970	President since 2015	Senior Vice President, Director of Tax and Compliance Administration, Gemini Fund Services, LLC (since 2012).	N/A	N/A
Sam Singh 80 Arkay Drive Hauppauge, NY 11788 Born in 1976	Treasurer since 2015	Vice President, Gemini Fund Services, LLC (since 2015); Assistant Vice President, Gemini Fund Services, LLC, (2011-2014).	N/A	N/A
Jennifer Farrell 80 Arkay Drive Hauppauge, NY 11788 Born in 1969	Secretary since 2017	Manager, Legal Administration, Gemini Fund Services, LLC (since 2018); Senior Paralegal Gemini Fund Services, LLC (2015-2018); Legal Trainer Gemini Fund Services, LLC (2013-2015); Senior Paralegal, Gemini Fund Services, LLC (2006-2012).	N/A	N/A
Michael Quain Born in 1957	Chief Compliance Officer	Consultant, Northern Lights Compliance Services, LLC (since 2015); Quain Compliance Consulting, LLC (since 2014); Artio Global Management, LLC (formerly Julius Baer), First Vice President & Chief Compliance Officer (2004-2013)	N/A	N/A

*	The term of office for each Trustee and officer listed above will continue indefinitely until the individual resigns or is removed.

**	As of August 31, 2018, the Trust was comprised of 25 other active portfolios managed by unaffiliated investment advisers. The term “Fund Complex” applies only to the Fund and the one other active fund in the trust managed by the same investment adviser. The Funds do not hold themselves out as related to any other series within the Trust for investment purposes, nor do they share the same investment adviser with any other series.

The Funds’ SAI includes additional information about the Trustees and is available free of charge, upon request, by calling toll-free at 1-844-594-1226.

8/31/18 – NLFT IV_v1

Anchor Funds
EXPENSE EXAMPLES
August 31, 2018 (Unaudited)

As a shareholder of the Funds you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as disclosed in the table below.

Actual Expenses

The “Actual Expenses” lines in the table below provide information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” lines in the table below provide information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as contingent deferred sales charges (loads), or redemption fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending		Expenses Paid
	Account	Account	Annualized	During Period
	Value	Value	Expense	3/1/18–
	3/1/18	8/31/18	Ratio	8/31/18*
Actual
Anchor Tactical Credit Strategies Fund	$1,000.00	$975.90	5.31%	$26.46
Anchor Tactical Equity Strategies Fund	$1,000.00	$1,042.10	2.26%	$11.62
Anchor Tactical Municipal Strategies Fund	$1,000.00	$1,015.80	2.32%	$11.80
Anchor Tactical Real Estate Fund	$1,000.00	$991.70	2.69%	$13.53
Hypothetical (5% return before expenses)
Anchor Tactical Credit Strategies Fund	$1,000.00	$998.43	5.00%	$26.76
Anchor Tactical Equity Strategies Fund	$1,000.00	$1,013.83	5.00%	$11.46
Anchor Tactical Municipal Strategies Fund	$1,000.00	$1,013.50	5.00%	$11.78
Anchor Tactical Real Estate Fund	$1,000.00	$1,011.62	5.00%	$13.66

*	Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by the number of days in the period (184), divided by the number of days in the fiscal year (365).

Anchor Funds
SUPPLEMENTAL INFORMATION (Unaudited)
August 31, 2018

Approval of the Investment Advisor Agreement – Anchor Capital Management Group, Inc.

In connection with the Meeting of the Board of Trustees (the “Board”) of Northern Lights Fund Trust IV (the “Trust”), held on July 19, 2018, the Board, including a majority of the Board who are not “interested persons,” as that term is defined in the Investment Company Act of 1940, as amended, discussed the approval of an investment advisory agreement (the “Advisory Agreement”) between Anchor Capital Management Group, Inc. (the “Adviser”), and the Trust, with respect to Anchor Tactical Credit Strategies Fund (“Anchor Credit”), Anchor Tactical Equity Strategies Fund (“Anchor Equity”), Anchor Tactical Municipal Strategies Fund (“Anchor Municipal”) and Anchor Tactical Real Estate Fund (“Anchor Real Estate”) (together the “Funds”). In considering the approval of the Advisory Agreement, the Board received materials specifically relating to the Advisory Agreement.

The Board relied upon the advice of independent legal counsel and their own business judgment in determining the material factors to be considered in evaluating the Advisory Agreement and the weight to be given to each factor considered. The conclusions reached by the Board were based on a comprehensive evaluation of all of the information provided and were not the result of any one factor. Moreover, each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to the approval of the Advisory Agreement.

Nature, Extent and Quality of Services. The Board noted that the Adviser has approximately $744 million in assets under management. The Board reviewed the background of the key investment personnel responsible for servicing the Anchor Retail Funds and noted no changes to such personnel. The Board considered the Portfolio Management teams’ proprietary quantitative investment models and robust research used to make investment decisions for each Fund. They considered the portfolio management and compliance oversight performed by the Portfolio Management team. The Board noted Anchor demonstrated a risk management approach that monitors model risk, short sale risk and changing economic conditions. The Board reviewed Anchor’s broker-dealer selection process and also acknowledged Anchor reported no material compliance or litigation issues since its previous advisory contract approval. After further discussion, the Board concluded that Anchor will continue to provide a high level of service consistent with the Board’s expectations.

Performance.

Anchor Credit. The Board considered the Fund’s objective and discussed the uniqueness of the Fund’s strategy taking a tactical approach in selecting ETFs. They considered Anchor Credit’s performance over the one year and since inception periods and noted it trailed its Morningstar category median and Broadridge peer group median for both periods but outperformed the Bloomberg Barclays US Aggregate Bond Index benchmark for both periods. The Board concluded the Anchor Credit’s performance was not unreasonable.

Anchor Equity. The Board considered the Fund’s objective and discussed the Fund’s strategy. They considered Anchor Equity’s performance over the one year and since inception periods and noted it outperformed its Morningstar category median and peer group median for both periods as well as the S&P 500 Total Return Index benchmark for both periods. The Board noted that Anchor Equity was the best performing Fund in the peer group during those periods. The Board concluded Anchor Equity’s performance was satisfactory.

Anchor Funds
SUPPLEMENTAL INFORMATION (Unaudited) (Continued)
August 31, 2018

Anchor Municipal. The Board considered the Fund’s objective and discussed the Fund’s strategy of using a tactical, risk-based approach in determining both long and short allocations to municipal debt instruments. They considered Anchor Municipal’s performance over the one year and since inception periods and noted it underperformed its Morningstar category median and peer group median for both periods as well as the S&P Municipal Bond Index benchmark for both periods. The Board considered the very small peer group with similar strategy and noted that the Fund’s tactical strategy is not pursued by the majority of other funds in the peer group and although the Fund trailed its benchmark it had a lower risk profile as measured by standard deviation. The Board concluded Anchor Municipal’s performance was not unreasonable.

Anchor Real Estate. The Trustees considered the Fund’s objective and considered discussed the Fund’s strategy of using a tactical approach in determining both long and short positions in real estate-related securities. They considered Anchor Real Estate’s performance over the one year and since inception periods and noted it outperformed its Morningstar category median and peer group median for both periods as well as the Dow Jones US Select Real Estate TR Index benchmark for both periods. The Board concluded Anchor Real Estate’s performance was satisfactory.

Fees and Expenses.

Anchor Credit. The Board evaluated the Fund’s advisory fee, noting that the advisory fee of 1.60% was the higher than the Broadridge peer group median, and higher than the Morningstar category average and median, but within an acceptable range of the Morningstar category. The Board discussed the Fund’s net expense ratio and noted that it was higher than its peer group average. They further noted that the Fund’s net expense ratio was higher than its assigned Morningstar category median and average but within the range for the category. The Board considered that the Adviser had an expense limitation in place with respect to the Fund and considered that the Adviser’s assertion that the Fund’s net expense ratio includes expenses that contribute to a higher expense ratio relative to the Fund’s peers which do not use a fund of funds structure. The Board concluded that the Fund’s advisory fee was not unreasonable.

Anchor Equity. The Board evaluated the Fund’s advisory fee, noting that the advisory fee of 1.60% was higher than the Broadridge peer group median, and higher than the Morningstar category average and median, but within the range of the Morningstar category. The Board discussed the Fund’s net expense ratio and noted that it was higher than its peer group average. They further noted that the Fund’s net expense ratio was higher that its assigned Morningstar category median and average but within the range of the category. The Board considered that the Adviser employed a tactical discipline and had an expense limitation in place with respect to the Fund. The Board further considered the Adviser’s assertion that the Fund’s net expense ratio includes expenses that contribute to a higher expense ratio relative to the Fund’s peers which do not use a fund of funds structure. The Board concluded that the Fund’s advisory fee was not unreasonable.

Anchor Municipal. The Board evaluated the Fund’s advisory fee, noting that the advisory fee of 1.60% was the highest in its Broadridge peer group, and higher than the Morningstar category average and median. The Board discussed the Fund’s net expense ratio and noted that it was higher than its peer group average. They further noted that the Fund’s net expense ratio

Anchor Funds
SUPPLEMENTAL INFORMATION (Unaudited) (Continued)
August 31, 2018

was higher that its assigned Morningstar category median and average. The Board considered that the adviser had an expense limitation in place with respect to the Fund and considered that the Adviser’s assertion that the Fund’s net expense ratio includes expenses that contribute to a higher expense ratio relative to the Fund’s peers which do not use a fund of funds structure. The Board concluded that the Fund’s advisory fee was not unreasonable.

Anchor Real Estate. The Trustees evaluated the Fund’s advisory fee, noting that the advisory fee of 1.60% was the highest in its Broadridge peer group, and higher than the Morningstar category average and median. The Trustees discussed the Fund’s net expense ratio and noted that it was higher than its peer group average. They further noted that the Fund’s net expense ratio was higher that its assigned Morningstar category median and average. The Trustees considered that the adviser had an expense limitation in place with respect to the Fund and considered that the Adviser’s assertion that the Fund’s net expense ratio includes expenses that contribute to a higher expense ratio relative to the Fund’s peers which do not use a fund of funds structure. The Trustees concluded that the Fund’s advisory fee was not unreasonable.

Profitability. The Trustees considered the profits realized by the Adviser in connection with operation of each of the Funds and whether the amount of profit was a fair entrepreneurial profit with respect to the advisory services provided to the Fund. The Trustees discussed with personnel of the Adviser the Adviser’s methodology for determining profitability and the components of overhead included in the calculation. The Trustees considered the slight net profits realized by the Adviser with respect to each Fund over the past 12 months, and they concluded that such profits were not excessive.

Economies of Scale. The Trustees considered whether economies of scale had been reached with respect to the management of each Fund. They noted that the adviser had indicated its willingness to discuss the matter of considering breakpoints with the Trustees as each Fund grows, and anticipated realizing economies of scale once each Fund reached greater assets. The Trustees agreed that in light of the relatively small asset size of each Fund, the expense limitation agreements and the adviser’s willingness to consider breakpoints as each Fund grow reaches readily attainable asset levels, the absence of breakpoints at this time was acceptable.

Conclusion. Having requested and received such information from the adviser as the Trustees believed to be reasonably necessary to evaluate the terms of the advisory agreement, and as assisted by the advice of independent counsel, the Trustees concluded that the advisory fee structure was reasonable and that renewal of the Anchor Advisory Agreement was in the best interests of the shareholders of Anchor Credit, Anchor Equity, Anchor Municipal and Anchor Real Estate.

PRIVACY NOTICE

Northern Lights Fund Trust IV

Rev. August 2015

FACTS	WHAT DOES NORTHERN LIGHTS FUND TRUST IV DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some, but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depends on the product or service that you have with us. This information can include:

●         Social Security number and wire transfer instructions

●         account transactions and transaction history

●         investment experience and purchase history

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Northern Lights Fund Trust IV chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information:	Does Northern Lights Fund Trust IV share information?	Can you limit this sharing?
For our everyday business purposes - such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus.	YES	NO
For our marketing purposes - to offer our products and services to you.	NO	We don’t share
For joint marketing with other financial companies.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your transactions and records.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your credit worthiness.	NO	We don’t share
For nonaffiliates to market to you	NO	We don’t share

QUESTIONS?	Call 1-402-493-4603

PRIVACY NOTICE

Northern Lights Fund Trust IV

What we do:
How does Northern Lights Fund Trust IV protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Northern Lights Fund Trust IV collect my personal information?

We collect your personal information, for example, when you

●     open an account or deposit money

●     direct us to buy securities or direct us to sell your securities

●     seek advice about your investments

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only:

●     sharing for affiliates’ everyday business purposes – information about your creditworthiness.

●     affiliates from using your information to market to you.

●     sharing for nonaffiliates to market to you.

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ● Northern Lights Fund Trust IV has no affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ● Northern Lights Fund Trust IV does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ● Northern Lights Fund Trust IV does not jointly market.

PROXY VOTING POLICY

Information regarding how the Funds voted proxies relating to portfolio securities for the twelve month period ended June 30 as well as a description of the policies and procedures that the Funds use to determine how to vote proxies will be available without charge, upon request, by calling 1-844-594-1226 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330). The information on Form N-Q is available without charge, upon request, by calling 1-844-594-1226.

ADVISER
Anchor Capital Management Group, Inc.
15 Enterprise, Suite 450
Aliso Viejo, California 92656

ADMINISTRATOR
Gemini Fund Services, LLC
80 Arkay Drive, Suite 110
Hauppauge, New York 11788

Item 2. Code of Ethics.

(a)       As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)        For purposes of this item, “code of ethics” means written standards that are reasonably designed to deter wrongdoing and to promote:

(1)	Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;
(2)	Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

(3)        Compliance with applicable governmental laws, rules, and regulations;

(4)	The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

(5)        Accountability for adherence to the code.

(c)        Amendments: During the period covered by the report, there have not been any amendments to the provisions of the code of ethics.

(d)        Waivers: During the period covered by the report, the registrant has not granted any express or implicit waivers from the provisions of the code of ethics.

(e) The Code of Ethics is not posted on Registrant’ website.

(f) A copy of the Code of Ethics is attached as an exhibit.

Item 3. Audit Committee Financial Expert.

(a) The Registrant’s board of trustees has determined that Joseph Breslin is an audit committee financial expert, as defined in Item 3 of Form N-CSR.  Mr. Breslin is independent for purposes of this Item 3.

Item 4. Principal Accountant Fees and Services.

(a)	Audit Fees

2018 – $48,800

2017 – $48,800

(b)	Audit-Related Fees

2018 – None

2017 – None

(c)	Tax Fees

2018 – $8,800

2017 – $8,800

Preparation of Federal & State income tax returns, assistance with calculation of required income, capital gain and excise distributions and preparation of Federal excise tax returns.

(d)	All Other Fees

2018 - None

2017 - None

(e)	(1) Audit Committee’s Pre-Approval Policies

The registrant’s Audit Committee is required to pre-approve all audit services and, when appropriate, any non-audit services (including audit-related, tax and all other services) to the registrant. The registrant’s Audit Committee also is required to pre-approve, when appropriate, any non-audit services (including audit-related, tax and all other services) to its adviser, or any entity controlling, controlled by or under common control with the adviser that provides ongoing services to the registrant, to the extent that the services may be determined to have an impact on the operations or financial reporting of the registrant. Services are reviewed on an engagement by engagement basis by the Audit Committee.

(2)	Percentages of Services Approved by the Audit Committee

2018      2017

Audit-Related Fees:      0.00%    0.00%

Tax Fees:      0.00%    0.00%

All Other Fees:     0.00%    0.00%

(f)	During the audit of registrant's financial statements for the most recent fiscal year, less than 50 percent of the hours expended on the principal accountant's engagement were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

(g)	The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant:

2018 - $8,800

2017 - $8,800

(h)        The registrant's audit committee has considered whether the provision of non-audit services to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant, that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, is compatible with maintaining the principal accountant's independence.

Item 5. Audit Committee of Listed Companies. Not applicable to open-end investment companies.

Item 6. Schedule of Investments. Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Funds. Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders. None

Item 11. Controls and Procedures.

(a)       Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)       There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)(1) Code of Ethics filed herewith.

(a)(2) Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3) Not applicable for open-end investment companies.

(b)       Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust IV

By (Signature and Title)

/s/ Wendy Wang

Wendy Wang, Principal Executive Officer/President

Date 11/9/18

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Wendy Wang

Wendy Wang, Principal Executive Officer/President

Date 11/9/18

By (Signature and Title)

/s/ Sam Singh

Sam Singh, Principal Financial Officer/Treasurer

Date 11/9/18